Goodwill and Intangible Assets, Net - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Intangible assets.
Balance at beginning of the period	$ 156.5	$ 49.0
Acquisition of intangible assets	111.0	120.4
Amortization	(26.9)	(10.3)	$ 5.9
Changes in foreign currency exchange rates	(1.6)	(2.6)
Balance at end of the period	239.0	156.5	49.0
Estimate future amortization expenses
2016				$ 27.5
2017				23.9
2018				19.8
2019				16.3
2020				13.3
Intangible assets,
Net intangible assets	$ 156.5	49.0	49.0	239.0	$ 156.5
Impairment of intangible assets			3.5
Customer Relationships
Intangible assets,
Weighted average amortization period	18 years 7 months 6 days
Noncompete Agreements
Intangible assets,
Weighted average amortization period	8 months 12 days
Technology
Intangible assets,
Weighted average amortization period	6 years
U.S.Equities
Intangible assets.
Balance at beginning of the period	$ 115.1	0.0
Acquisition of intangible assets		120.4
Amortization	(8.5)	(5.3)
Balance at end of the period	106.6	115.1	0.0
Intangible assets,
Accumulated amortization				(13.8)	(5.3)
Net intangible assets	115.1	0.0	0.0	106.6	115.1
U.S.Equities | Trademarks and Trade Names
Intangible assets,
Gross intangible assets				1.6	1.6
U.S.Equities | Customer Relationships
Intangible assets,
Gross intangible assets				43.0	43.0
U.S.Equities | Noncompete Agreements
Intangible assets,
Gross intangible assets				3.9	3.9
U.S.Equities | Trading registrations and licenses
Intangible assets,
Gross intangible assets				71.9	71.9
European Equities
Intangible assets.
Balance at beginning of the period	41.2	48.8
Amortization	(7.0)	(5.0)
Changes in foreign currency exchange rates	(1.6)	(2.6)
Balance at end of the period	32.6	41.2	48.8
Intangible assets,
Accumulated amortization				(21.3)	(15.2)
Net intangible assets	41.2	48.8	48.8	32.6	41.2
European Equities | Trademarks and Trade Names
Intangible assets,
Gross intangible assets				0.6	0.6
European Equities | Customer Relationships
Intangible assets,
Gross intangible assets				43.0	45.0
European Equities | Trading registrations and licenses
Intangible assets,
Gross intangible assets				10.3	10.8
Global FX
Intangible assets.
Balance at beginning of the period		0.0
Acquisition of intangible assets	111.0
Amortization	(11.4)
Balance at end of the period	99.6		0.0
Intangible assets,
Accumulated amortization				(11.4)
Net intangible assets	99.6	0.0	0.0	99.6
Global FX | Trademarks and Trade Names
Intangible assets,
Gross intangible assets				15.3
Global FX | Customer Relationships
Intangible assets,
Gross intangible assets				81.2
Global FX | Noncompete Agreements
Intangible assets,
Gross intangible assets				1.9
Global FX | Technology
Intangible assets,
Gross intangible assets				12.6
U S And European Equities [Member] | Trading registrations and licenses
Intangible assets,
Gross intangible assets				82.2
Corporate items
Intangible assets.
Balance at beginning of the period	0.2	0.2
Balance at end of the period	0.2	0.2	0.2
Intangible assets,
Net intangible assets	$ 0.2	$ 0.2	$ 0.2	0.2	0.2
Corporate items | Domain names
Intangible assets,
Gross intangible assets				$ 0.2	$ 0.2